As filed with the Securities and Exchange Commission on May 12, 2000
                                                      Registration No. 333-10015
                                                              File No. 811-07763
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17                             [X]

                           MASTERS' SELECT FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            4 ORINDA WAY, SUITE 230-D
                                ORINDA, CA 94563
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (925) 254-8999

                               KENNETH E. GREGORY
                            4 Orinda Way, Suite 230-D
                                Orinda, CA 94563
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [X]  On June 12, 2000, pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  On ______________, pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  On ______________, pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
      As filed with the Securities and Exchange Commission on May 12, 2000
                                                      Registration No. 333-10015
                                                              File No. 811-07763
================================================================================










                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                           MASTERS' SELECT FUNDS TRUST

                     Masters' Select Smaller Companies Fund










================================================================================

Part A. The Registrant has filed the information required in the prospectus in Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A on January 18, 2000 and is hereby incorporated by reference. The Registrant has not amended its prospectus.

      As filed with the Securities and Exchange Commission on May 12, 2000
                                                      Registration No. 333-10015
                                                              File No. 811-07763
================================================================================










                                     Part B

                                       of

                                    Form N-1A

                         COMBINED REGISTRATION STATEMENT

                           MASTERS' SELECT FUNDS TRUST










================================================================================

Part B. The Registrant has filed the information required in the Statement Of Additional Information in Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A on January 18, 2000 and is hereby incorporated by reference. The Registrant has not amended its Statement of Additional Information.

      As filed with the Securities and Exchange Commission on May 12, 2000
                                                      Registration No. 333-10015
                                                              File No. 811-07763
================================================================================










                                     Part C

                                       of

                                    Form N-1A

                         COMBINED REGISTRATION STATEMENT

                           MASTERS' SELECT FUNDS TRUST












================================================================================

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

          (1)  (a)  Agreement and Declaration of Trust(1)
               (b)  Amendment to Agreement and Declaration of Trust(2)
          (2)  By-Laws(1)
          (3)  Not applicable
          (4)  (a)  Form of Investment Advisory Agreement(2)
               (b)  (i)     Investment  Management Agreement with Davis Selected
                            Advisers LP(3)
                    (ii)    Investment    Management   Agreement   with   Friess
                            Associates, Inc.(3)+
                    (iii)   Investment   Management   Agreement  with   Jennison
                            Associates(3)+
                    (iv)    Investment  Management  Agreement with  Southeastern
                            Asset Management, Inc.(3)
                    (v)     Investment Management Agreement with  Strong Capital
                            Management, Inc.(3)
                    (vi)    Form  of  Investment   Management   Agreement   with
                            Masters' Select International Sub-Advisors(4)
                    (vii    Form of Investment Management  Agreement  with Janus
                            Capital Corp.(4)
                    (viii)  Form of Investment  Management Agreement with Harris
                            Associates
          (5)  Distribution Agreement(3)
          (6)  Not applicable
          (7)  Custodian Agreement(3)
          (8) Administration Agreement with Investment Company Administration Corporation(2)
          (9)  Opinion and consent of counsel
          (10) Consent of Independent Auditors
          (11) Not applicable
          (12) Investment letter(3)
          (13) Distribution Plan - Not applicable
          (14) Financial Data Schedule - [No longer required]
          (15) 18f-3 Plan - Not applicable

----------
(1) Previously filed as an exhibit to the Registration Statement on Form N-1A of the Registration (File No. 333-10015) on August 12, 1996, and incorporated herein by reference.
(2) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-10015) on November 15, 1996, and incorporated herein by reference.
(3) Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 333-10015) on December 16, 1996, and incorporated herein by reference.
(4) Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 333-10015) on August 29, 1997, and incorporated herein by reference.
+    Filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION:

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceedings, if it is determined that persons acted in good faith and reasonably believed:

          in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and in all other cases, that his conduct was at least not opposed to the Trust's best interests, and in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

          In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of nay claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

          A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (1) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (2) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to nay proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

          Name of Investment Adviser                   File No.
          --------------------------                   --------
          Litman/Gregory Fund Advisors, LLC            801-52710
          Davis Selected Advisers, L.P.                801-31648
          Southeastern Asset Management, Inc.          801-11123
          Jennison Associates Capital Corp.            801-5608
          Freiss and Associates                        801-16178
          Strong Capital Management, Inc.              801-10724
          Janus Capital Corp.                          801-13991
          Mastholm Asset Management, LLC               801-54834
          Harris Associates                            801-50333
          Artisan Partners                             801-48435
          BPI Global Asset Management                  801-53972

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. currently serves as distributor of the shares of:

          Advisors Series Trust
          Allegiance Investment Trust
          Brandes Investment Funds
          Builders Fixed Income Fund, Inc.
          Dessauer Global Equity Fund, Inc.
          Fleming Mutual Fund Group, Inc.
          Fremont Mutual Funds
          Guinness Flight Investment Funds
          Investors Research Fund, Inc.
          Jurika & Voyles Mutual Funds
          Kayne Anderson Mutual Funds
          Masters' Select Funds Trust
          O'Shaughnessy Funds, Inc.
          PIC Investment Trust
          Professionally Managed Portfolios
          Puget Sound Alternative Investment Series Trust
          Rainier Investment Management Mutual Funds
          Rochdale Investment Trust
          RNC Mutual Fund Group, Inc.
          The Purisima Funds
          Trust For Investment Managers

     (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal       Position and Offices with First    Position and Offices
Business Address*            Fund Distributors, Inc.          with Registrant
-----------------        -------------------------------    --------------------
Robert H. Wadsworth      President and Treasurer            Assistant Secretary
Eric M. Banhazl          Vice President and Secretary       Assistant Treasurer
Steven J. Paggioli       Vice President                     Assistant Secretary

----------
* The principal business address of persons and entities listed is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018.

     (c)  Not applicable.

ITEMS 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

     (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

     (b) the documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the respective investment managers:

          Davis Selected Advisers, L.P., 124 East Marcy Street,
           Santa Fe, NM 87501
          Southeastern Asset Management, Inc., 6075 Poplar Avenue,
           Memphis, TN 38119
          Jennison Associates Capital Corp., 466 Lexington Avenue,
           New York, NY 10017
          Friess and Associates, 3711 Kenett Pike, Greenville, DE 19807 Strong Capital Management, Inc., 100 Heritage Reserve,
           Menomonee Falls, WI 53201
          Janus Capital Corp., 100 Fillmore St., Denver, Colorado 80206-4928 Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
           Bellevue, WA 98004
          Harris Associates, Two North LaSalle, Suite 500,
           Chicago, Illinois 60602-3790
          Artisan Partners, 1000 North Water Street, Suite 1770,
           Milwaukee, Wisconsin 53202
          BPI Global Asset Management, Tower Place at the Summit,
           1900 Summit Tower Blvd., Ste. 450, Orlando, FL 32810

     (c) all other documents will be maintained by Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 29. MANAGEMENT SERVICES.

          Not applicable.

ITEM 30. UNDERTAKINGS.

          Registrant hereby undertakes to:

          (1) Furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          (2) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement (File No. 333-10015) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, State of California on the 12th day of May, 2000.

                                        MASTERS' SELECT FUNDS TRUST

                                        By: /s/ Kenneth E. Gregory*
                                            ------------------------------------
                                            Kenneth E. Gregory
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth E. Gregory*                President and                May 12, 2000
--------------------------------       Trustee
Kenneth E. Gregory


/s/ Craig A. Litman*                   Trustee                      May 12, 2000
--------------------------------
Craig A. Litman


/s/ A. George Battle*                  Trustee                      May 12, 2000
--------------------------------
A. George Battle


/s/ Frederick A. Eigenbrod, Jr*.       Trustee                      May 12, 2000
--------------------------------
Frederick A. Eigenbrod, Jr.


/s/ Taylor M. Welz*                    Trustee                      May 12, 2000
--------------------------------
Taylor M. Welz


/s/ John Coughlan*                     Chief Financial              May 12, 2000
--------------------------------       and Accounting Officer
John Coughlan


By /s/ Robert M. Slotky
   -----------------------------
   *Robert M. Slotky, Attorney-in-Fact under powers of
    Attorney as filed with Post-Effective Amendment
    No. 7 on October 6, 1999.